(3) Property and Equipment: Property and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross	$ 818,285	$ 972,312
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(591,281)	(780,502)
Property and equipment, net	227,004	191,810
Furniture and Fixtures
Property, Plant and Equipment, Gross	55,695	51,398
Office Equipment
Property, Plant and Equipment, Gross	541,895	553,254
Fleet Equipment
Property, Plant and Equipment, Gross	216,857	367,660
Leasehold Improvements
Property, Plant and Equipment, Gross	$ 3,838